Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 68.8%
Aerospace & Defense - 2.0%
BAE Systems PLC
3.40%, 04/15/2030 (A)	$ 12,270,000	$ 11,652,103
Boeing Co.
3.20%, 03/01/2029	23,686,000	22,775,652
HEICO Corp.
5.25%, 08/01/2028	14,873,000	15,027,519
Hexcel Corp.
4.90%, 05/15/2031	2,084,000	2,058,223
Honeywell Aerospace, Inc.
4.00%, 03/16/2029 (A)	6,870,000	6,743,607
L3Harris Technologies, Inc.
3.85%, 12/15/2026	11,440,000	11,418,842
		69,675,946
Automobiles - 2.2%
Ford Motor Credit Co. LLC
4.97%, 04/06/2029	5,000,000	4,941,368
7.35%, 11/04/2027	7,452,000	7,643,765
General Motors Co.
5.35%, 04/15/2028	9,301,000	9,381,355
General Motors Financial Co., Inc.
4.20%, 10/27/2028	3,467,000	3,424,684
Hyundai Capital America
4.75%, 06/18/2029 (A)	9,417,000	9,352,537
4.90%, 06/23/2028 (A)	9,497,000	9,496,414
Stellantis Financial Services U.S. Corp.
5.40%, 06/15/2029 (A)	14,775,000	14,671,118
Volkswagen Group of America Finance LLC
4.45%, 09/11/2027 (A)	7,550,000	7,523,408
4.95%, 08/15/2029 (A)	11,265,000	11,218,933
		77,653,582
Banks - 19.5%
ABN AMRO Bank NV
4.20%, 07/07/2028 (A)	17,000,000	16,883,382
Banco Santander SA
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,976,944
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	7,800,000	7,841,017
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	10,867,000	10,799,998
Fixed until 04/27/2027, 4.38% (B), 04/27/2028	25,894,000	25,852,837
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	15,950,000	16,271,545
Bank of Montreal
2.65%, 03/08/2027	1,220,000	1,208,484
Fixed until 06/02/2028, 4.55% (B), 06/02/2029	16,939,000	16,872,248
Bank of New York Mellon
Fixed until 04/20/2028, 4.73% (B), 04/20/2029	9,575,000	9,594,650
Bank of Nova Scotia
Fixed until 09/08/2027, 4.40% (B), 09/08/2028	16,352,000	16,309,024
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banque Federative du Credit Mutuel SA
5.19%, 02/16/2028 (A)	$ 15,000,000	$ 15,109,266
Barclays PLC
Fixed until 11/11/2028, 4.48% (B), 11/11/2029	15,945,000	15,779,839
CaixaBank SA
Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	14,800,000	15,109,446
Canadian Imperial Bank of Commerce
Fixed until 03/31/2028, 4.86% (B), 03/30/2029	21,256,000	21,285,511
Citigroup, Inc.
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	10,400,000	10,300,380
Fixed until 04/23/2028, 4.08% (B), 04/23/2029	26,894,000	26,593,447
Credit Agricole SA
Fixed until 09/11/2027, 4.63% (B), 09/11/2028 (A)	12,832,000	12,819,584
Deutsche Bank AG
Fixed until 01/10/2028, 5.37% (B), 01/10/2029	13,948,000	14,046,120
Fifth Third Bancorp
Fixed until 04/29/2031, 4.57% (B), 04/29/2032	10,963,000	10,653,074
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	13,375,000	13,222,394
First-Citizens Bank & Trust Co.
Fixed until 07/13/2028, 5.10% (B), 07/13/2029	4,137,000	4,126,664
Goldman Sachs Group, Inc.
Fixed until 10/21/2028, 4.15% (B), 10/21/2029	17,952,000	17,667,035
Fixed until 04/20/2029, 4.59% (B), 04/20/2030	17,646,000	17,456,097
HSBC Holdings PLC
Fixed until 03/03/2028, 4.90% (B), 03/03/2029	9,774,000	9,792,017
Intesa Sanpaolo SpA
3.88%, 07/14/2027 - 01/12/2028 (A)	16,714,000	16,607,275
4.00%, 09/23/2029 (A)	7,550,000	7,344,513
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,165,269
Fixed until 02/24/2027, 2.95% (B), 02/24/2028	20,731,000	20,549,794
Fixed until 01/24/2028, 4.92% (B), 01/24/2029	19,331,000	19,401,415
Lloyds Banking Group PLC
Fixed until 06/13/2028, 4.82% (B), 06/13/2029	10,412,000	10,417,176
Manufacturers & Traders Trust Co.
Fixed until 07/06/2027, 4.76% (B), 07/06/2028	16,000,000	16,005,083
Morgan Stanley
Fixed until 01/09/2029, 4.24% (B), 01/09/2030	19,932,000	19,600,737
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley Private Bank NA
Fixed until 07/06/2027, 4.47% (B), 07/06/2028	$ 17,200,000	$ 17,173,695
National Australia Bank Ltd.
4.50%, 10/26/2027	14,000,000	14,014,225
PNC Financial Services Group, Inc.
Fixed until 01/26/2028, 4.08% (B), 01/26/2029	9,966,000	9,871,221
Fixed until 06/12/2028, 5.58% (B), 06/12/2029 (C)	10,461,000	10,614,604
Royal Bank of Canada
Fixed until 11/03/2027, 4.00% (B), 11/03/2028	10,000,000	9,923,889
Fixed until 10/18/2027, 4.52% (B), 10/18/2028	11,964,000	11,945,031
Santander U.K. Group Holdings PLC
Fixed until 09/22/2028, 4.32% (B), 09/22/2029	22,149,000	21,869,905
State Street Corp.
Fixed until 04/24/2027, 4.54% (B), 04/24/2028	4,860,000	4,861,472
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 4.54% (B), 01/14/2027	1,445,000	1,448,714
Svenska Handelsbanken AB
5.50%, 06/15/2028 (A)	15,000,000	15,223,754
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	21,266,953
Truist Financial Corp.
Fixed until 07/23/2029, 4.96% (B), 07/23/2030	17,817,000	17,790,118
U.S. Bank NA
Fixed until 05/14/2027, 4.73% (B), 05/15/2028	23,038,000	23,064,937
UBS Group AG
Fixed until 12/23/2028, 4.15% (B), 12/23/2029 (A)	17,800,000	17,517,599
Fixed until 08/11/2027, 6.44% (B), 08/11/2028 (A)	15,596,000	15,875,015
Wells Fargo & Co.
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,948,692
Fixed until 05/22/2027, 3.58% (B), 05/22/2028	34,017,000	33,739,282
		695,811,371
Biotechnology - 1.2%
Amgen, Inc.
5.15%, 03/02/2028	18,644,000	18,787,501
Illumina, Inc.
4.65%, 09/09/2026	6,543,000	6,545,033
Royalty Pharma PLC
5.15%, 09/02/2029	18,482,000	18,648,022
		43,980,556
Building Products - 0.2%
Amrize Finance U.S. LLC
4.95%, 04/07/2030	6,418,000	6,414,894
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.8%
Ares Capital Corp.
5.88%, 03/01/2029	$ 12,057,000	$ 12,109,147
Ares Strategic Income Fund
5.45%, 09/09/2028	3,187,000	3,168,307
Blackstone Secured Lending Fund
5.25%, 09/04/2029	2,564,000	2,522,427
5.35%, 04/13/2028	10,962,000	10,904,602
		28,704,483
Chemicals - 0.6%
Celanese U.S. Holdings LLC
7.35%, 11/15/2028	7,717,000	8,006,141
Mosaic Co.
4.35%, 01/15/2029	14,709,000	14,531,762
		22,537,903
Commercial Services & Supplies - 2.7%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	7,199,000	7,193,482
Eaton Corp.
3.95%, 03/06/2029	14,793,000	14,529,320
Element Fleet Management Corp.
4.80%, 05/29/2029 (A)	7,215,000	7,170,754
5.64%, 03/13/2027 (A)	11,964,000	12,029,993
Equifax, Inc.
5.00%, 08/15/2029	4,910,000	4,916,555
ERAC USA Finance LLC
4.50%, 10/30/2029 (A)	14,835,000	14,668,529
4.60%, 05/01/2028 (A)	20,029,000	20,021,308
Quanta Services, Inc.
4.75%, 08/09/2027	14,874,000	14,898,117
		95,428,058
Communications Equipment - 0.7%
AT&T, Inc.
4.35%, 03/01/2029	10,534,000	10,404,702
NTT Finance Corp.
4.62%, 07/16/2028 (A)	3,998,000	3,981,039
Orange SA
4.00%, 01/13/2029 (A)	12,000,000	11,780,409
		26,166,150
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard, Inc.
4.15%, 09/29/2028 (A)	14,949,000	14,786,323
Lowe's Cos., Inc.
4.00%, 10/15/2028	14,949,000	14,736,945
		29,523,268
Diversified REITs - 0.5%
Equinix, Inc.
2.00%, 05/15/2028	9,597,000	9,150,970
VICI Properties LP
4.75%, 04/01/2028	9,067,000	9,043,170
		18,194,140
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 4.8%
DTE Energy Co.
4.95%, 07/01/2027	$ 9,432,000	$ 9,468,538
Duke Energy Corp.
4.30%, 03/15/2028	2,573,000	2,559,497
5.00%, 12/08/2027	13,791,000	13,860,143
Edison International
5.75%, 06/15/2027 (C)	17,373,000	17,455,680
ENEL Finance International NV
4.13%, 09/30/2028 (A)	15,556,000	15,348,834
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	16,705,000	16,699,110
Evergy Missouri West, Inc.
4.70%, 05/21/2029 (A)	4,543,000	4,524,545
Eversource Energy
5.00%, 01/01/2027	9,892,000	9,916,473
FirstEnergy Corp.
3.90%, 07/15/2027	10,832,000	10,776,495
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	7,688,000	7,700,242
4.90%, 02/28/2028	10,919,000	10,967,945
Southern Co.
4.85%, 06/15/2028	14,878,000	14,925,323
Vistra Operations Co. LLC
4.30%, 10/15/2028 (A)	9,841,000	9,695,843
4.38%, 05/01/2029 (A)	7,288,000	7,111,242
4.70%, 01/31/2031 (A)	9,841,000	9,579,477
Xcel Energy, Inc.
1.75%, 03/15/2027	9,780,000	9,627,537
		170,216,924
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp.
5.05%, 04/05/2027	6,822,000	6,853,797
Arrow Electronics, Inc.
5.15%, 08/21/2029	9,907,000	9,938,837
Keysight Technologies, Inc.
4.60%, 04/06/2027	21,884,000	21,891,476
		38,684,110
Financial Services - 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 02/28/2029	21,127,000	20,743,381
Aviation Capital Group LLC
5.38%, 07/15/2029 (A)	5,153,000	5,189,955
Avolon Holdings Funding Ltd.
6.38%, 05/04/2028 (A)	21,612,000	22,109,722
Capital One Financial Corp.
3.75%, 03/09/2027	16,143,000	16,087,018
Fixed until 06/08/2028, 6.31% (B), 06/08/2029	10,293,000	10,548,044
Charles Schwab Corp.
3.25%, 05/22/2029	11,461,000	11,050,510
Fixed until 07/27/2028, 4.60% (B), 07/27/2029	9,372,000	9,349,382
Lazard Group LLC
4.50%, 09/19/2028	16,536,000	16,418,108
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
LPL Holdings, Inc.
4.63%, 11/15/2027 (A)	$ 6,469,000	$ 6,430,561
Lseg U.S. Fin Corp.
4.25%, 03/23/2029 (A)	14,000,000	13,803,589
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	4,351,000	4,386,274
Sumisho Air Lease Corp.
5.10%, 03/01/2029	17,399,000	17,429,689
UWM Holdings LLC
6.25%, 03/15/2031 (A)(C)	10,551,000	9,414,109
6.63%, 02/01/2030 (A)	4,933,000	4,576,079
		167,536,421
Food Products - 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (A)	10,962,000	10,533,074
Altria Group, Inc.
4.88%, 02/04/2028	9,983,000	10,022,160
Imperial Brands Finance PLC
4.50%, 06/30/2028 (A)	9,450,000	9,401,248
J.M. Smucker Co.
5.90%, 11/15/2028	10,960,000	11,236,536
Mars, Inc.
4.45%, 03/01/2027 (A)	9,778,000	9,796,637
Philip Morris International, Inc.
3.88%, 10/27/2028	15,000,000	14,767,845
4.38%, 11/01/2027	17,972,000	17,942,291
		83,699,791
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories
3.70%, 03/09/2029	10,963,000	10,712,389
Baxter International, Inc.
4.45%, 02/15/2029	4,983,000	4,908,380
GE HealthCare Technologies, Inc.
4.15%, 12/15/2028	6,977,000	6,893,440
Medline Borrower LP/Medline Co-Issuer, Inc.
5.00%, 06/15/2031 (A)	14,724,000	14,519,386
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	14,726,000	14,753,350
		51,786,945
Health Care Providers & Services - 1.4%
Centene Corp.
2.45%, 07/15/2028	14,978,000	14,216,719
Elevance Health, Inc.
4.50%, 10/30/2026	14,698,000	14,710,117
HCA, Inc.
5.00%, 03/01/2028	6,974,000	7,004,731
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029 (A)	14,949,000	15,030,298
		50,961,865
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care REITs - 0.7%
Healthcare Realty Holdings LP
3.10%, 02/15/2030	$ 14,816,000	$ 13,853,910
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,884,744
3.85%, 04/01/2027	750,000	747,248
		23,485,902
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts LP
4.25%, 12/15/2028	11,806,000	11,627,143
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. Ltd.
5.13%, 05/01/2029 (A)	4,900,000	4,862,055
Hyatt Hotels Corp.
5.75%, 01/30/2027	9,902,000	9,946,431
		14,808,486
Insurance - 3.9%
Aon Corp.
4.50%, 12/15/2028	11,385,000	11,332,746
Arthur J Gallagher & Co.
4.60%, 12/15/2027	9,758,000	9,759,617
Athene Global Funding
5.35%, 07/09/2027 (A)	14,248,000	14,350,708
Brown & Brown, Inc.
4.70%, 06/23/2028	4,982,000	4,972,432
Corebridge Global Funding
4.90%, 01/07/2028 (A)(C)	11,739,000	11,774,002
Equitable Financial Life Global Funding
4.88%, 11/19/2027 (A)	13,954,000	13,976,906
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	15,630,000	15,919,735
Guardian Life Global Funding
5.55%, 10/28/2027 (A)	5,000,000	5,063,564
Jackson National Life Global Funding
4.60%, 10/01/2029 (A)	14,058,000	13,856,817
New York Life Global Funding
3.90%, 10/01/2027 (A)	9,983,000	9,908,185
4.40%, 04/25/2028 (A)	11,264,000	11,233,717
RGA Global Funding
4.35%, 08/25/2028 (A)	15,965,000	15,805,341
		137,953,770
Internet & Catalog Retail - 0.6%
Amazon.com, Inc.
3.85%, 03/13/2028	10,903,000	10,800,540
Meta Platforms, Inc.
4.60%, 05/15/2028	10,579,000	10,598,667
		21,399,207
IT Services - 0.6%
DXC Technology Co.
1.80%, 09/15/2026	3,085,000	3,076,173
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	$ 9,468,000	$ 9,412,550
5.25%, 07/01/2028	9,917,000	10,011,291
		22,500,014
Machinery - 0.8%
CNH Industrial Capital LLC
4.75%, 03/21/2028	9,781,000	9,774,517
GE Vernova, Inc.
4.25%, 02/04/2031	6,868,000	6,696,678
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	8,926,000	8,458,971
5.35%, 01/15/2030	2,990,000	3,018,837
		27,949,003
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	9,885,000	10,032,141
Fox Corp.
4.71%, 01/25/2029	17,716,000	17,633,126
Omnicom Group, Inc.
4.20%, 03/02/2029	7,972,000	7,831,329
		35,496,596
Metals & Mining - 0.6%
ArcelorMittal SA
6.55%, 11/29/2027	12,899,000	13,186,062
Steel Dynamics, Inc.
4.00%, 12/15/2028	9,341,000	9,194,394
		22,380,456
Mortgage Real Estate Investment Trusts - 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	14,750,000	14,673,595
Starwood Property Trust, Inc.
5.25%, 10/15/2028 (A)	2,947,000	2,920,740
5.88%, 08/15/2029 (A)	3,215,000	3,220,384
		20,814,719
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd.
3.85%, 06/01/2027	15,000,000	14,913,508
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,458,863
Diamondback Energy, Inc.
5.20%, 04/18/2027	13,837,000	13,900,789
Energy Transfer LP
4.95%, 05/15/2028	10,502,000	10,534,846
Equinor ASA
4.25%, 06/02/2028	7,472,000	7,448,480
Kinder Morgan, Inc.
4.30%, 03/01/2028	13,371,000	13,309,220
ONEOK, Inc.
4.55%, 07/15/2028	10,420,000	10,385,791
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/2028 (A)	$ 8,154,000	$ 8,148,009
Williams Cos., Inc.
4.90%, 03/15/2029	10,707,000	10,730,492
		103,829,998
Paper & Forest Products - 0.4%
Georgia-Pacific LLC
4.40%, 06/30/2028 (A)	13,725,000	13,662,373
Passenger Airlines - 0.2%
Southwest Airlines Co.
4.38%, 11/15/2028	7,318,000	7,233,003
Personal Care Products - 0.4%
Haleon U.S. Capital LLC
3.38%, 03/24/2027	13,155,000	13,065,928
Pharmaceuticals - 1.9%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	9,737,000	9,610,589
Cardinal Health, Inc.
5.13%, 02/15/2029	14,597,000	14,712,661
Cencora, Inc.
3.95%, 02/13/2029	6,867,000	6,739,928
CVS Health Corp.
3.25%, 08/15/2029	17,530,000	16,739,840
Eli Lilly & Co.
4.55%, 02/12/2028	9,966,000	9,988,928
Zoetis, Inc.
4.15%, 08/17/2028	9,168,000	9,091,891
		66,883,837
Real Estate Management & Development - 0.3%
CBRE Services, Inc.
5.50%, 04/01/2029	8,907,000	9,048,962
Residential REITs - 0.2%
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028	5,860,000	5,540,152
Retail REITs - 0.6%
NNN REIT, Inc.
3.60%, 12/15/2026	7,606,000	7,587,535
Store Capital LLC
4.50%, 03/15/2028	14,975,000	14,867,926
		22,455,461
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc.
4.32%, 03/24/2028	14,667,000	14,628,662
Foundry JV Holdco LLC
5.90%, 01/25/2030 (A)	7,000,000	7,153,105
Microchip Technology, Inc.
5.05%, 03/15/2029	8,932,000	8,960,667
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/2028	13,851,000	13,717,452
		44,459,886
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 2.5%
Fidelity National Information Services, Inc.
4.45%, 03/10/2028	$ 14,803,000	$ 14,723,070
Intuit, Inc.
4.95%, 06/15/2031	8,037,000	7,959,115
Oracle Corp.
4.80%, 08/03/2028	14,519,000	14,386,926
4.95%, 02/04/2031	14,700,000	14,040,956
Roper Technologies, Inc.
4.25%, 09/15/2028	6,010,000	5,951,945
Salesforce, Inc.
4.65%, 03/15/2029	14,950,000	14,883,699
ServiceNow, Inc.
4.25%, 05/15/2028	9,318,000	9,268,114
Synopsys, Inc.
4.55%, 04/01/2027	6,975,000	6,983,281
		88,197,106
Transportation Infrastructure - 1.4%
FedEx Freight Holding Co., Inc.
4.30%, 03/15/2029 (A)	6,976,000	6,853,078
GXO Logistics, Inc.
6.25%, 05/06/2029	26,132,000	26,890,226
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (A)	6,392,000	6,411,806
Union Pacific Corp.
3.95%, 09/10/2028	10,927,000	10,806,091
		50,961,201
Water Utilities - 0.3%
Essential Utilities, Inc.
4.80%, 08/15/2027	9,870,000	9,889,964
		9,889,964
Total Corporate Debt Securities (Cost $2,458,702,719)		2,450,619,574
ASSET-BACKED SECURITIES - 11.9%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	612,563	575,263
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	2,149,312	2,013,346
Series 2021-1H, Class C, 2.35%, 10/20/2040 (A)	973,736	904,162
Apex Credit CLO Ltd.
Series 2018-1A, Class AR, 3-Month Term SOFR + 0.98%, 4.79% (B), 04/25/2031 (A)	75,331	75,329
Series 2021-1A, Class ANR, 3-Month Term SOFR + 1.22%, 4.95% (B), 07/18/2034 (A)	10,000,000	10,002,110
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	4,531,020	4,108,030
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029 (A)	10,705,000	10,786,135
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC (continued)
Series 2023-6A, Class A, 5.81%, 12/20/2029 (A)	$ 9,788,000	$ 9,974,292
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	9,315,000	9,419,947
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	4,795,636	4,710,954
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	2,484,409	2,504,303
Canyon Capital CLO Ltd.
Series 2016-2A, Class BR2, 3-Month Term SOFR + 1.40%, 5.00% (B), 10/15/2031 (A)	10,200,000	10,199,174
Canyon CLO Ltd.
Series 2018-1A, Class BR1, 3-Month Term SOFR + 1.50%, 5.29% (B), 10/15/2034 (A)	8,500,000	8,499,252
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A1, 2.01%, 12/15/2050 (A)	8,654,902	8,260,675
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	980,000	981,434
Crown City CLO III
Series 2021-1AR, Class A2R, 3-Month Term SOFR + 1.50%, 5.25% (B), 07/20/2034 (A)	14,750,000	14,749,793
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 4.80% (B), 08/15/2031 (A)	2,389,510	2,391,194
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	11,940,000	11,963,438
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1, 4.06%, 09/15/2030	14,600,000	14,448,543
Fortress Credit BSL XIV Ltd.
Series 2021-5AR, Class B1R, 3-Month Term SOFR + 1.55%, 0.00% (B), 10/23/2034 (A)(D)	9,850,000	9,850,000
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	17,025,000	17,111,094
Series 2026-1A, Class A, 5.09%, 11/25/2030 (A)	10,000,000	9,949,824
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 02/25/2039 (A)	829,238	821,853
Series 2022-2A, Class A, 4.30%, 01/25/2037 (A)	1,988,671	1,972,980
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	1,774,480	1,798,954
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	625,752	634,027
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	175,792	178,600
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust (continued)
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	$ 1,912,144	$ 1,930,162
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	6,831,578	6,840,014
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	2,724,104	2,728,104
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	5,216,441	5,175,311
HINNT LLC
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	1,282,092	1,294,486
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	1,433,031	1,451,576
Series 2025-B, Class A, 4.51%, 05/15/2045 (A)	7,424,200	7,333,981
Hotwire Funding LLC
Series 2024-1A, Class A2, 5.89%, 06/20/2054 (A)	19,965,000	20,128,410
ICG U.S. CLO Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 5.02% (B), 04/17/2034 (A)	9,055,110	9,067,932
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 4.83% (B), 01/18/2032 (A)	1,080,230	1,080,358
Man U.S. CLO Ltd.
Series 2021-1AR, Class BR, 3-Month Term SOFR + 1.60, 5.42% (B), 10/15/2038 (A)(D)	13,850,000	13,850,000
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	799,786	798,722
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	1,154,539	1,127,538
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	3,178,443	3,180,800
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	5,046,340	5,145,830
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	6,450,186	6,507,052
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	1,021,626	1,031,721
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	5,340,865	5,294,929
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class A1RR, 3-Month Term SOFR + 1.04%, 4.77% (B), 01/20/2035 (A)	3,000,000	3,001,653
Palmer Square Loan Funding Ltd.
Series 2024-2A, Class BR, 3-Month Term SOFR + 1.50%, 5.25% (B), 01/15/2033 (A)	7,000,000	7,000,700
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (A)	9,725,000	9,595,610
Santander Drive Auto Receivables Trust
Series 2025-1, Class D, 5.43%, 03/17/2031	4,050,000	4,078,143
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2025-3, Class C, 4.68%, 09/15/2031	$ 8,350,000	$ 8,301,926
Series 2026-1, Class C, 4.26%, 04/15/2032	8,000,000	7,846,820
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (A)	1,283,347	1,284,816
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (A)	7,556,661	7,540,359
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class A, 5.83%, 07/20/2039 (A)	2,253,886	2,278,279
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	3,143,633	3,155,579
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,275,283	1,293,474
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	3,501,836	3,569,890
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	2,157,624	2,166,119
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	2,224,609	2,218,103
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	2,726,941	2,709,893
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	3,716,391	3,697,105
Series 2025-1A, Class B, 5.10%, 01/21/2042 (A)	1,343,274	1,339,455
Series 2025-1A, Class C, 5.39%, 01/21/2042 (A)	2,686,548	2,669,035
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	2,377,296	2,360,306
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	2,080,134	2,066,804
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	1,339,931	1,329,668
Symphony CLO XVIII Ltd.
Series 2016-18A, Class AR4, 3-Month Term SOFR + 1.23%, 4.98% (B), 10/23/2037 (A)	15,000,000	14,994,660
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 4.65% (B), 01/15/2034 (A)	3,198,659	3,199,916
Vantage Data Centers LLC
Series 2020-2A, Class A2, 1.99%, 09/15/2045 (A)	9,018,000	8,653,633
Venture 37 CLO Ltd.
Series 2019-37A, Class A1RR, 3-Month Term SOFR + 1.25%, 5.00% (B), 07/15/2032 (A)	4,674,600	4,677,068
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 4.84% (B), 07/30/2032 (A)	2,670,899	2,671,028
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 4.87% (B), 10/20/2034 (A)	13,900,000	13,889,700
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust
Series 2025-2A, Class C, 4.85%, 01/15/2031 (A)	$ 10,460,000	$ 10,459,356
Series 2026-1A, Class B, 4.20%, 05/15/2031 (A)	9,405,000	9,350,580
Series 2026-1A, Class C, 4.37%, 06/16/2031 (A)	11,530,000	11,416,329
Total Asset-Backed Securities (Cost $422,806,307)		421,667,639
MORTGAGE-BACKED SECURITIES - 11.7%
20 Times Square Trust
Series 2018-20TS, Class B, 3.10% (B), 05/15/2035 (A)	3,000,000	2,820,000
Series 2018-20TS, Class C, 3.10% (B), 05/15/2035 (A)	10,900,000	10,191,500
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C, 1-Month Term SOFR + 1.55%, 5.22% (B), 09/15/2034 (A)	16,000,000	15,950,000
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	7,200,994	7,208,114
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 5.00% (B), 03/15/2037 (A)	6,015,000	5,493,531
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.31% (B), 03/15/2037 (A)	7,000,000	5,739,553
BRAVO Residential Funding Trust
5.52% (B), 05/25/2066 (A)	19,898,986	19,882,111
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	2,498,411	2,509,468
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	747,676	748,756
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	5,594,898	5,604,954
Series 2025-NQM3, Class A1, 5.57% (B), 03/25/2065 (A)	6,412,658	6,426,786
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 5.72% (B), 11/15/2034 (A)	11,825,000	7,321,782
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	6,332,206	5,803,155
Citigroup Commercial Mortgage Trust
Series 2023-PRM3, Class A, 6.36% (B), 07/10/2028 (A)	10,000,000	10,185,847
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	665,530	644,945
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	602,133	595,780
CLNY Trust
Series 2019-IKPR, Class C, 1-Month Term SOFR + 2.04%, 5.71% (B), 11/15/2038 (A)	5,000,000	4,825,000
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	$ 4,331,994	$ 4,339,915
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	8,538,717	8,578,120
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	5,837,834	5,862,321
Series 2024-5, Class A1, 5.12% (B), 08/25/2069 (A)	7,834,556	7,791,315
Series 2024-6, Class A1, 5.39% (B), 11/25/2069 (A)	6,516,465	6,497,241
Cross Mortgage Trust
Series 2025-H10, Class A1, 4.97% (B), 01/25/2071 (A)	17,052,956	16,845,503
Series 2026-NQM2, Class A1, 4.83% (B), 03/25/2061 (A)	9,519,372	9,399,218
Series 2026-NQM3, Class A1, 5.13% (B), 03/25/2071 (A)	11,734,388	11,606,857
Series 2026-NQM6, Class A1, 5.27% (B), 05/25/2071 (A)	8,775,327	8,717,207
Series 2026-NQM8, Class A1, 5.58% (B), 07/25/2071 (A)	19,851,823	19,833,961
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	7,461,701	6,240,903
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	4,365,986	3,816,829
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	7,393,661	6,612,379
GCAT Trust
Series 2026-NQM1, Class A1, 4.79% (B), 12/25/2070 (A)	9,760,130	9,622,889
Series 2026-NQM2, Class A1, 5.45% (B), 02/25/2071 (A)	8,671,792	8,641,268
Series 2026-NQM3, Class A1, 5.41% (B), 04/25/2071 (A)	14,821,124	14,743,897
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	1,979,517	1,884,023
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	1,907,684	1,744,669
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	541,331	519,805
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	728,533	691,841
Series 2016-4A, Class A1, 3.75% (B), 11/25/2056 (A)	1,157,056	1,080,959
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	1,923,821	1,831,598
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	1,153,574	1,092,181
Series 2017-5A, Class A1, 1-Month Term SOFR + 1.61%, 5.34% (B), 06/25/2057 (A)	978,889	995,076
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	1,285,728	1,235,912
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	1,760,373	1,713,702
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	$ 1,093,416	$ 1,056,665
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	2,241,058	2,158,635
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	2,702,106	2,562,161
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	3,010,333	2,762,652
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	2,803,424	2,596,007
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	4,278,568	4,149,778
OBX Trust
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	3,011,834	3,020,876
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	4,688,986	4,695,929
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	3,685,875	3,702,980
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	6,611,396	6,634,486
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	3,418,243	3,431,727
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	6,462,397	6,473,437
Series 2025-NQM23, Class A1, 4.87% (B), 10/25/2065 (A)	16,866,092	16,699,698
Series 2025-NQM7, Class A1, 5.56% (B), 05/25/2055 (A)	4,550,153	4,549,482
Series 2026-NQM1, Class A1, 4.85% (B), 11/25/2065 (A)	10,929,682	10,774,591
Series 2026-NQM4, Class A1, 5.17% (B), 02/25/2066 (A)	13,904,761	13,813,935
Series 2026-NQM7, Class A1, 5.22% (B), 04/25/2066 (A)	8,298,439	8,248,335
SFO Commercial Mortgage Trust
Series 2021-555, Class D, 1-Month Term SOFR + 2.76%, 6.44% (B), 05/15/2038 (A)	4,900,000	4,889,281
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	1,724,680	1,698,675
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	1,015,009	1,005,630
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	990,018	984,183
Series 2018-3, Class A1, 3.75% (B), 05/25/2058 (A)	1,499,221	1,468,824
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	5,019,376	4,716,440
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	2,599,291	2,483,115
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	5,984,657	5,416,332
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	4,667,529	4,368,299
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	7,866,178	7,430,633
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
VEGAS Trust
5.52%, 11/10/2039 (A)	$ 12,000,000	$ 11,972,378
Total Mortgage-Backed Securities (Cost $433,640,478)		417,656,035
U.S. GOVERNMENT OBLIGATIONS - 4.8%
U.S. Treasury - 4.8%
U.S. Treasury Notes
1.25%, 09/30/2028	37,885,000	35,521,627
3.63%, 08/31/2029	4,000,000	3,917,812
3.88%, 03/15/2028 - 04/15/2029	113,693,500	112,926,881
4.25%, 02/28/2029	17,935,000	17,905,576
Total U.S. Government Obligations (Cost $171,645,029)		170,271,896
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.77%,
6.52% (B), 08/01/2037	190,820	195,602
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.12%, 06/25/2027	14,747,068	14,599,206
3.24%, 04/25/2027	10,568,000	10,483,543
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Seasoned Loans Structured Transaction
3.50%, 06/25/2028	$ 318,266	$ 312,041
Total U.S. Government Agency Obligations (Cost $25,047,361)		25,590,392

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (E)	5,433,113	5,433,113
Total Other Investment Company (Cost $5,433,113)		5,433,113
Total Investments (Cost $3,517,275,007)		3,491,238,649
Net Other Assets (Liabilities) - 2.0%		70,978,976
Net Assets - 100.0%		$ 3,562,217,625
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	2,222	09/30/2026	$458,318,069	$456,864,033	$—	$(1,454,036)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(235)	09/30/2026	$(25,109,618)	$(24,904,492)	$205,126	$—
Total Futures Contracts					$205,126	$(1,454,036)
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,450,619,574	$—	$2,450,619,574
Asset-Backed Securities	—	421,667,639	—	421,667,639
Mortgage-Backed Securities	—	417,656,035	—	417,656,035
U.S. Government Obligations	—	170,271,896	—	170,271,896
U.S. Government Agency Obligations	—	25,590,392	—	25,590,392
Other Investment Company	5,433,113	—	—	5,433,113
Total Investments	$5,433,113	$3,485,805,536	$—	$3,491,238,649
Other Financial Instruments
Futures Contracts (G)	$205,126	$—	$—	$205,126
Total Other Financial Instruments	$205,126	$—	$—	$205,126
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(1,454,036)	$—	$—	$(1,454,036)
Total Other Financial Instruments	$(1,454,036)	$—	$—	$(1,454,036)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $1,469,587,130, representing 41.3% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $5,320,390, collateralized by cash collateral of $5,433,113. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Rate disclosed reflects the yield at July 31, 2026.
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Short-Term Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Transamerica Funds

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds